AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.6%
Information Technology – 16.7%
IT Services – 3.2%
Amadeus IT Group SA - Class A	65,224	$3,622,283
Capgemini SE	54,344	6,972,085
Otsuka Corp.	104,700	5,350,312

		15,944,680

Semiconductors & Semiconductor Equipment – 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	222,000	3,339,786

Software – 11.1%
Avast PLC(a)	924,090	6,273,744
Check Point Software Technologies Ltd.(b)	68,053	8,189,498
Constellation Software, Inc./Canada	11,353	12,615,553
Nice Ltd.(b)	43,768	9,923,283
Oracle Corp. Japan	111,800	12,071,812
SAP SE	41,039	6,390,519

		55,464,409

Technology Hardware, Storage & Peripherals – 1.7%
Logitech International SA	49,230	3,813,461
Samsung Electronics Co., Ltd.	93,300	4,631,800

		8,445,261

		83,194,136

Financials – 15.2%
Banks – 5.9%
Bank Leumi Le-Israel BM	970,000	4,270,296
DBS Group Holdings Ltd.	420,900	6,187,800
Hang Seng Bank Ltd.	167,300	2,478,513
KBC Group NV	85,930	4,309,054
Oversea-Chinese Banking Corp., Ltd.	666,980	4,147,775
Royal Bank of Canada	82,629	5,801,499
Westpac Banking Corp.	191,640	2,330,209

		29,525,146

Capital Markets – 4.1%
Euronext NV(a)	25,271	3,165,601
Partners Group Holding AG	11,723	10,782,863
Singapore Exchange Ltd.	963,400	6,497,813

		20,446,277

Insurance – 5.2%
Admiral Group PLC	265,770	8,963,165
Allianz SE (REG)	9,920	1,903,944
Sampo Oyj - Class A	176,200	6,978,027
Swiss Re AG	38,350	2,844,762
Zurich Insurance Group AG	13,920	4,854,117

		25,544,015

		75,515,438

Company	Shares	U.S. $ Value

Industrials – 14.6%
Aerospace & Defense – 0.7%
BAE Systems PLC	587,340	$3,647,683

Air Freight & Logistics – 3.2%
Kuehne & Nagel International AG	26,080	5,064,043
SG Holdings Co., Ltd.	206,800	10,760,563

		15,824,606

Commercial Services & Supplies – 1.2%
Secom Co., Ltd.	64,700	5,921,054

Electrical Equipment – 0.5%
Schneider Electric SE (Paris)	20,330	2,526,997

Professional Services – 9.0%
Experian PLC	175,296	6,586,638
Intertek Group PLC	43,210	3,525,790
Intertrust NV	171,020	2,911,144
Meitec Corp.	105,400	5,375,364
RELX PLC	608,965	13,554,388
Wolters Kluwer NV	150,401	12,829,577

		44,782,901

		72,703,241

Consumer Staples – 12.8%

Food & Staples Retailing – 2.1%
Koninklijke Ahold Delhaize NV	355,490	10,507,550

Food Products – 5.3%
Calbee, Inc.	79,200	2,608,687
Morinaga & Co., Ltd./Japan	79,300	3,129,085
Nestle SA (REG)	102,520	12,201,114
Salmar ASA(b)	150,700	8,540,683

		26,479,569

Personal Products – 1.0%
Unilever PLC	82,410	5,080,843

Tobacco – 4.4%
British American Tobacco PLC	143,851	5,160,125
Philip Morris International, Inc.	86,940	6,519,631
Swedish Match AB	122,787	10,039,892

		21,719,648

		63,787,610

Health Care – 10.1%

Health Care Equipment & Supplies – 0.4%
ConvaTec Group PLC(a)	882,190	2,032,304

Health Care Providers & Services – 0.5%
Galenica AG(a)	31,380	2,182,063

Pharmaceuticals – 9.2%
Astellas Pharma, Inc.	390,800	5,825,498
GlaxoSmithKline PLC	367,450	6,888,771
Novo Nordisk A/S - Class B	135,330	9,376,283
Roche Holding AG	50,277	17,221,912
Sanofi	43,310	4,340,175

Company	Shares	U.S. $ Value
Santen Pharmaceutical Co., Ltd.	106,700	$2,181,575

		45,834,214

		50,048,581

Communication Services – 8.3%
Diversified Telecommunication Services – 3.3%
HKT Trust & HKT Ltd. - Class SS	4,235,000	5,621,147
Nippon Telegraph & Telephone Corp.	361,700	7,384,712
TELUS Corp.	191,430	3,368,409

		16,374,268

Entertainment – 0.6%
Ubisoft Entertainment SA(b)	32,818	2,957,822

Interactive Media & Services – 2.9%
Auto Trader Group PLC	1,231,320	8,939,884
Kakaku.com, Inc.	212,800	5,610,239

		14,550,123

Media – 1.5%
Cogeco Communications, Inc.	70,357	5,769,427
Informa PLC(b)	353,000	1,710,876

		7,480,303

		41,362,516

Consumer Discretionary – 7.6%
Hotels, Restaurants & Leisure – 2.6%
Aristocrat Leisure Ltd.	425,774	9,285,512
Compass Group PLC	259,310	3,895,296

		13,180,808

Internet & Direct Marketing Retail – 0.8%
Moneysupermarket.com Group PLC	1,087,920	3,750,081

Leisure Products – 1.8%
Bandai Namco Holdings, Inc.	121,500	8,902,314

Specialty Retail – 1.3%
Hikari Tsushin, Inc.	17,600	4,199,164
Nitori Holdings Co., Ltd.	11,000	2,281,970

		6,481,134

Textiles, Apparel & Luxury Goods – 1.1%
adidas AG(b)	8,370	2,703,027
Pandora A/S	40,930	2,952,600

		5,655,627

		37,969,964

Utilities – 4.8%
Electric Utilities – 3.6%
EDP - Energias de Portugal SA	1,744,240	8,576,313
Enel SpA	1,103,000	9,569,535

		18,145,848

Company	Shares	U.S. $ Value

Gas Utilities – 1.2%
Tokyo Gas Co., Ltd.	261,200	$5,960,715

		24,106,563

Real Estate – 4.4%
Equity Real Estate Investment Trusts (REITs) – 3.3%
Merlin Properties Socimi SA	474,750	3,959,928
Nippon Building Fund, Inc.	1,097	6,209,000
Nippon Prologis REIT, Inc.	1,961	6,613,020

		16,781,948

Real Estate Management & Development – 1.1%
Vonovia SE	78,230	5,362,900

		22,144,848

Energy – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
Royal Dutch Shell PLC - Class B	345,811	4,193,668

Materials – 0.3%
Chemicals – 0.3%
Akzo Nobel NV	12,161	1,229,118

Total Common Stocks (cost $435,867,059)		476,255,683

SHORT-TERM INVESTMENTS – 4.3%
Investment Companies – 4.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $21,268,349)	21,268,349	21,268,349

Total Investments – 99.9% (cost $457,135,408)(f)		497,524,032
Other assets less liabilities - 0.1%		480,113

Net Assets – 100.0%		$498,004,145

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	4,062	JPY	428,010	10/08/2020	$(3,348)
Bank of America, NA	AUD	1,352	USD	979	10/16/2020	10,203
Bank of America, NA	USD	1,005	CHF	914	10/16/2020	(12,209)
Bank of America, NA	USD	2,046	EUR	1,814	10/16/2020	81,323
Bank of America, NA	USD	984	GBP	773	10/16/2020	13,173
Bank of America, NA	USD	890	JPY	95,490	10/16/2020	15,788
Bank of America, NA	AUD	960	USD	678	10/29/2020	(9,477)
Bank of America, NA	GBP	582	USD	752	11/19/2020	1,086
Barclays Bank PLC	JPY	78,058	USD	740	10/08/2020	(107)
Barclays Bank PLC	USD	1,741	EUR	1,464	10/15/2020	(24,453)
Barclays Bank PLC	GBP	1,050	USD	1,303	10/16/2020	(52,039)
Barclays Bank PLC	USD	1,105	JPY	118,018	10/16/2020	14,410
BNP Paribas SA	SGD	1,792	USD	1,290	10/16/2020	(22,871)
BNP Paribas SA	SGD	12,718	USD	9,293	10/27/2020	(23,706)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	836	AUD	1,143	10/29/2020	$(17,391)
Brown Brothers Harriman & Co.	JPY	285,222	USD	2,697	10/08/2020	(8,018)
Brown Brothers Harriman & Co.	USD	2,150	JPY	227,303	10/08/2020	5,482
Brown Brothers Harriman & Co.	USD	1,279	JPY	134,620	10/08/2020	(2,195)
Brown Brothers Harriman & Co.	CAD	1,619	USD	1,225	10/09/2020	9,223
Brown Brothers Harriman & Co.	EUR	2,074	USD	2,456	10/15/2020	23,762
Brown Brothers Harriman & Co.	USD	2,488	EUR	2,100	10/15/2020	(25,532)
Brown Brothers Harriman & Co.	AUD	90	USD	64	10/16/2020	(880)
Brown Brothers Harriman & Co.	CAD	1,732	USD	1,290	10/16/2020	(11,219)
Brown Brothers Harriman & Co.	CHF	3,502	USD	3,684	10/16/2020	(119,790)
Brown Brothers Harriman & Co.	GBP	1,561	USD	1,972	10/16/2020	(42,111)
Brown Brothers Harriman & Co.	ILS	7,715	USD	2,241	10/16/2020	(11,725)
Brown Brothers Harriman & Co.	NOK	8,788	USD	1,005	10/16/2020	63,126
Brown Brothers Harriman & Co.	SEK	6,567	USD	735	10/16/2020	1,656
Brown Brothers Harriman & Co.	USD	6,195	EUR	5,471	10/16/2020	221,211
Brown Brothers Harriman & Co.	USD	2,621	JPY	280,830	10/16/2020	41,986
Brown Brothers Harriman & Co.	USD	981	NOK	8,685	10/16/2020	(49,810)
Brown Brothers Harriman & Co.	USD	19,730	AUD	27,534	10/29/2020	(7,770)
Brown Brothers Harriman & Co.	ILS	5,530	USD	1,635	11/12/2020	20,082
Brown Brothers Harriman & Co.	CHF	4,070	USD	4,485	11/19/2020	60,453
Citibank, NA	JPY	78,884	USD	741	10/08/2020	(6,992)
Citibank, NA	USD	886	JPY	93,202	10/08/2020	(2,519)
Citibank, NA	USD	1,002	CAD	1,333	10/09/2020	(1,209)
Citibank, NA	EUR	1,554	USD	1,817	10/15/2020	(5,251)
Citibank, NA	USD	1,232	EUR	1,040	10/15/2020	(12,153)
Citibank, NA	AUD	1,041	USD	731	10/16/2020	(14,719)
Citibank, NA	CAD	1,794	USD	1,310	10/16/2020	(37,322)
Citibank, NA	NOK	16,997	USD	1,825	10/16/2020	2,925
Citibank, NA	USD	1,522	AUD	2,204	10/16/2020	56,593
Citibank, NA	USD	1,161	EUR	1,022	10/16/2020	37,236
Citibank, NA	USD	3,222	JPY	346,389	10/16/2020	62,808
Citibank, NA	USD	2,561	SEK	23,450	10/16/2020	57,935
Credit Suisse International	USD	1,084	AUD	1,546	10/29/2020	23,734
Deutsche Bank AG	USD	3,145	SEK	28,424	10/16/2020	28,910
Goldman Sachs Bank USA	JPY	220,940	USD	2,115	10/08/2020	19,896
Goldman Sachs Bank USA	JPY	131,663	USD	1,241	10/08/2020	(7,765)
Goldman Sachs Bank USA	USD	1,813	JPY	192,219	10/08/2020	9,987
Goldman Sachs Bank USA	USD	2,017	JPY	211,795	10/08/2020	(8,776)
Goldman Sachs Bank USA	EUR	1,200	USD	1,428	10/15/2020	21,070
Goldman Sachs Bank USA	USD	2,462	EUR	2,107	10/15/2020	8,803
HSBC Bank USA	JPY	183,808	USD	1,740	10/08/2020	(3,195)
HSBC Bank USA	USD	992	JPY	105,001	10/08/2020	3,945
HSBC Bank USA	USD	1,373	ILS	4,652	10/16/2020	(14,408)
HSBC Bank USA	ILS	50,750	USD	14,940	11/12/2020	118,196
JPMorgan Chase Bank, NA	JPY	101,992	USD	967	10/08/2020	(490)
JPMorgan Chase Bank, NA	USD	2,290	JPY	242,732	10/08/2020	11,431
JPMorgan Chase Bank, NA	CAD	29,015	USD	21,637	10/09/2020	(153,804)
JPMorgan Chase Bank, NA	USD	725	CAD	960	10/09/2020	(3,623)
JPMorgan Chase Bank, NA	USD	41,720	EUR	35,500	10/15/2020	(86,632)
JPMorgan Chase Bank, NA	USD	1,598	EUR	1,410	10/16/2020	55,286

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	10,956	JPY	1,155,765	10/08/2020	$3,500
Morgan Stanley Capital Services LLC	USD	1,607	JPY	169,506	10/08/2020	(67)
Morgan Stanley Capital Services LLC	EUR	2,082	USD	2,481	10/15/2020	39,547
Morgan Stanley Capital Services LLC	AUD	1,376	USD	1,010	10/16/2020	24,459
Morgan Stanley Capital Services LLC	NOK	9,131	USD	1,005	10/16/2020	26,495
Morgan Stanley Capital Services LLC	NOK	18,597	USD	1,961	10/16/2020	(33,276)
Morgan Stanley Capital Services LLC	USD	1,154	AUD	1,655	10/16/2020	31,700
Morgan Stanley Capital Services LLC	ILS	3,843	USD	1,131	11/12/2020	8,970
Morgan Stanley Capital Services LLC	GBP	7,858	USD	10,216	11/19/2020	74,253
Royal Bank of Scotland PLC	JPY	156,048	USD	1,473	10/08/2020	(6,998)
Royal Bank of Scotland PLC	CAD	1,318	USD	1,001	10/09/2020	11,457
Royal Bank of Scotland PLC	USD	2,216	EUR	1,871	10/15/2020	(22,029)
Royal Bank of Scotland PLC	USD	1,524	EUR	1,338	10/16/2020	45,564
Royal Bank of Scotland PLC	USD	2,613	JPY	278,896	10/16/2020	31,557
Standard Chartered Bank	USD	1,322	JPY	141,353	10/08/2020	18,755
Standard Chartered Bank	KRW	4,357,975	USD	3,669	11/10/2020	(68,763)
Standard Chartered Bank	TWD	70,948	USD	2,444	11/18/2020	(23,466)
UBS AG	CAD	1,603	USD	1,207	10/09/2020	3,096
UBS AG	CAD	1,253	USD	922	10/16/2020	(18,739)

						$444,225

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $13,653,712 or 2.7% of net assets.

(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $63,798,782 and gross unrealized depreciation of investments was $(22,965,933), resulting in net unrealized appreciation of $40,832,849.

Currency Abbreviations:

AUD  –  Australian Dollar

CAD  –  Canadian Dollar

CHF  –  Swiss Franc

EUR  –  Euro

GBP  –  Great British Pound

ILS  –  Israeli Shekel

JPY  –  Japanese Yen

KRW  –  South Korean Won

NOK  –  Norwegian Krone

SEK  –  Swedish Krona

SGD  –  Singapore Dollar

TWD – New Taiwan Dollar
USD – United States Dollar

Glossary:
REG – Registered Shares
REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN[1]
September 30, 2020 (unaudited)
20.2%	Japan
16.9%	United Kingdom
11.8%	Switzerland
6.2%	Netherlands
5.5%	Canada
4.5%	Israel
3.4%	Singapore
3.4%	France
3.3%	Germany
2.5%	Denmark
2.3%	Australia
2.0%	Sweden
1.9%	Italy
11.8%	Other
4.3%	Short-Term

100.0%	Total Investments

1   All data are as of September 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Belgium, Finland, Hong Kong, Norway, Portugal, South Korea, Spain, Taiwan and United States.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$20,805,051	$62,389,085		$-0-	$83,194,136
Financials	5,801,499	69,713,939		-0-	75,515,438
Industrials	-0-	72,703,241		-0-	72,703,241
Consumer Staples	6,519,631	57,267,979		-0-	63,787,610
Health Care	-0-	50,048,581		-0-	50,048,581
Communication Services	9,137,836	32,224,680		-0-	41,362,516
Consumer Discretionary	-0-	37,969,964		-0-	37,969,964
Utilities	-0-	24,106,563		-0-	24,106,563
Real Estate	-0-	22,144,848		-0-	22,144,848
Energy	-0-	4,193,668		-0-	4,193,668
Materials	-0-	1,229,118		-0-	1,229,118
Short-Term Investments:
Investment Companies	21,268,349	-0-		-0-	21,268,349

Total Investments in Securities	63,532,366	433,991,666	†	-0-	497,524,032
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	1,421,072		-0-	1,421,072
Liabilities
Forward Currency Exchange Contracts	-0-	(976,847)		-0-	(976,847)

Total	$63,532,366	$434,435,891		$-0-	$497,968,257

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2020 is as follows:

Fund	Market Value 6/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,863	$27,995	$29,590	$21,268	$6